Tax	12 Months Ended
Mar. 31, 2019
Income Taxes [Abstract]
Tax
Tax

Tax is payable in the territories where we operate, mainly the UK and the US. This note gives further details of the total tax charge and tax liabilities, including current and deferred tax. The current tax charge is the tax payable on this year’s taxable profits. Deferred tax is an accounting adjustment to provide for tax that is expected to arise in the future due to differences in the accounting and tax bases.

The tax charge for the period is recognised in the income statement, the statement of comprehensive income or directly in equity, according to the accounting treatment of the related transaction. The tax charge comprises both current and deferred tax.
Current tax assets and liabilities are measured at the amounts expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amounts are those that have been enacted or substantively enacted by the reporting date.
The Group operates internationally in territories with different and complex tax codes. Management exercises judgement in relation to the level of provision required for uncertain tax outcomes. There are a number of tax positions not yet agreed with the tax authorities where different interpretations of legislation could lead to a range of outcomes. Judgements are made for each position having regard to particular circumstances and advice obtained.
Deferred tax is provided for using the balance sheet liability method, and is recognised on temporary differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax bases.
Deferred tax liabilities are generally recognised on all taxable temporary differences, and deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilised. However, deferred tax assets and liabilities are not recognised if the temporary differences arise from the initial recognition of goodwill or from the initial recognition of other assets and liabilities in a transaction (other than a business combination) that affects neither the accounting nor the taxable profit or loss.
Deferred tax liabilities are recognised on taxable temporary differences arising on investments in subsidiaries and joint arrangements except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realised, based on the tax rates and tax laws that have been enacted or substantively enacted by the reporting date.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the deferred tax asset to be recovered. Unrecognised deferred tax assets are reassessed at each reporting date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same tax authority and the Company and its subsidiaries intend to settle their current tax assets and liabilities on a net basis.
Tax charged/(credited) to the consolidated income statement – continuing operations

	2019	2018¹	2017
	£m	£m	£m
Tax before exceptional items and remeasurements	488	584	666
Exceptional tax on items not included in profit before tax (see note 5)	—	(1,510)	(94)
Tax on other exceptional items and remeasurements	(149)	37	(198)
Tax on total exceptional items and remeasurements	(149)	(1,473)	(292)
Total tax charge/(credit) from continuing operations	339	(889)	374

Tax as a percentage of profit before tax

	2019	2018¹	2017
	%	%	%
Before exceptional items and remeasurements – continuing operations	19.6	23.4	23.7
After exceptional items and remeasurements – continuing operations	18.4	(33.4)	17.1

1.	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C and note 10).
7. Tax continued
The tax charge for the year can be analysed as follows:

	2019	2018¹	2017
	£m	£m	£m
Current tax:
UK corporation tax at 19% (2018: 19%; 2017: 20%)	132	200	225
UK corporation tax adjustment in respect of prior years	(12)	(18)	(47)
	120	182	178
Overseas corporation tax	8	15	—
Overseas corporation tax adjustment in respect of prior years	(40)	(4)	1
	(32)	11	1
Total current tax from continuing operations	88	193	179
Deferred tax:
UK deferred tax	27	65	(9)
UK deferred tax adjustment in respect of prior years	2	(2)	(18)
	29	63	(27)
Overseas deferred tax	208	(1,155)	224
Overseas deferred tax adjustment in respect of prior years	14	10	(2)
	222	(1,145)	222
Total deferred tax from continuing operations	251	(1,082)	195

Total tax charge/(credit) from continuing operations	339	(889)	374

Tax charged/(credited) to the consolidated statement of other comprehensive income and equity

	2019	2018¹	2017
	£m	£m	£m
Current tax:
Available-for-sale investments	—	(11)	6
Investments at fair value through other comprehensive income	—	—	—
Cash flow hedges, Cost of hedging and Own credit reserve	3	—	—
Share-based payments	—	(3)	(4)
Deferred tax:
Available-for-sale investments	—	(18)	8
Investments at fair value through other comprehensive income	—	—	—
Cash flow hedges, Cost of hedging and Own credit reserve	(12)	(4)	20
Remeasurements of gains of pension assets and post-retirement benefit obligations[2]	12	530	277
Share-based payments	—	1	1
	3	495	308
Total tax recognised in the statements of comprehensive income from continuing operations	3	497	311
Total tax recognised in the statements of comprehensive income from discontinued operations	—	—	10
Total tax relating to share-based payments recognised directly in equity from continuing operations	—	(2)	(3)
Total tax relating to share-based payments recognised directly in equity from discontinued operations	—	—	—
	3	495	318

1.	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C and note 10).

2.
Remeasurements of gains on pension assets and post-retirement benefit obligations for the year ended 31 March 2018 includes a deferred tax charge of £281 million arising on the reduction in the US corporation tax rate.

7. Tax continued
The tax charge for the year after exceptional items and remeasurements, for the continuing business, is lower (2018: lower tax charge; 2017: lower tax charge) than the standard rate of corporation tax in the UK of 19% (2018: 19%; 2017: 20%):

	Before exceptional items and remeasurements	After exceptional items and remeasurements	Before exceptional items and remeasurements	After exceptional items and remeasurements	Before exceptional items and remeasurements	After exceptional items and remeasurements
	2019	2019	2018	2018	2017	2017
	£m	£m	£m	£m	£m	£m
Profit before tax from continuing operations
Before exceptional items and remeasurements	2,489	2,489	2,500	2,500	2,807	2,807
Exceptional items and remeasurements	—	(648)	—	160	—	(623)
Profit before tax from continuing operations	2,489	1,841	2,500	2,660	2,807	2,184
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19% (2018: 19%; 2017: 20%)	473	350	475	506	561	437
Effect of:
Adjustments in respect of prior years[1]	(36)	(36)	(22)	(14)	(67)	(67)
Expenses not deductible for tax purposes[2]	22	28	20	21	35	442
Non-taxable income[2,3]	(36)	(36)	(16)	(26)	(24)	(425)
Adjustment in respect of foreign tax rates	78	56	153	157	180	104
Deferred tax impact of change in UK tax rate	(3)	(3)	(7)	(7)	—	(94)
Deferred tax impact of change in US tax rate due to Tax Reform	—	—	—	(1,510)	—	—
Other[4]	(10)	(20)	(19)	(16)	(19)	(23)
Total tax charge/(credit) from continuing operations	488	339	584	(889)	666	374

	%	%	%	%	%	%
Effective tax rate – continuing operations	19.6	18.4	23.4	(33.4)	23.7	17.1

1.	Prior year adjustment is primarily due to agreement of prior period tax returns.

2.
For the year ended 31 March 2017, the adjustments after exceptional items and remeasurements primarily represent the impact of the Group’s net investment hedging following significant US dollar currency fluctuations.

3.	Includes gains on chargeable disposals which are offset by previously unrecognised capital losses.

4.	Other primarily comprises an adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax from continuing operations.
Factors that may affect future tax charges
The main rate of UK corporation tax is reduced to 17% with effect from 1 April 2020. Deferred tax balances have been calculated at this rate.
We will continue to monitor the developments driven by Brexit, the OECD’s Base Erosion and Profit Shifting (BEPS) project and European Commission initiatives including fiscal aid investigations. At this time we do not expect this to have any material impact on our future tax charges.

7. Tax continued
Tax included within the statement of financial position
The following are the major deferred tax assets and liabilities recognised, and the movements thereon, during the current and prior reporting periods:

	Accelerated tax depreciation £m	Share- based payments £m	Pensions and other post- retirement benefits £m	Financial instruments £m	Other net temporary differences[1] £m	Total £m
Deferred tax liabilities/(assets)
At 1 April 2017	7,074	(12)	(747)	9	(1,845)	4,479
Exchange adjustments and other²	(559)	—	69	1	221	(268)
(Credited)/charged to income statement	(1,641)	2	(55)	12	598	(1,084)
Charged/(credited) to other comprehensive income and equity	—	1	530	(1)	(21)	509
At 31 March 2018 (as previously reported)	4,874	(9)	(203)	21	(1,047)	3,636
Impact of transition to IFRS 9 and IFRS 15	19	—	—	(5)	(93)	(79)
At 1 April 2018 (as restated)	4,893	(9)	(203)	16	(1,140)	3,557
Exchange adjustments and other²	275	—	(31)	(3)	(76)	165
(Credited)/charged to income statement	309	—	52	6	(124)	243
Charged/(credited) to other comprehensive income and equity	—	—	12	(12)	—	—
At 31 March 2019	5,477	(9)	(170)	7	(1,340)	3,965

1.
The deferred tax asset of £1,340 million as at 31 March 2019 (2018: £1,047 million) in respect of other net temporary differences primarily relates to US net operating losses of £423 million (2018: £390 million) and environmental provisions of £409 million (2018: £378 million).

2.
Exchange adjustments and other comprises foreign exchange arising on translation of the US dollar deferred tax balances. In the prior period it also included reclassification of £43 million relating to offset of the opening deferred tax balance on US net operating losses against US current tax liabilities.

Deferred tax assets and liabilities are only offset where there is a legally enforceable right of offset and there is an intention to settle the balances net. The deferred tax balances (after offset) for statement of financial position purposes consist solely of deferred tax liabilities of £3,965 million (2018: £3,636 million). This balance is after offset of a deferred tax asset of £423 million (2018: £390 million) which has been recognised in respect of net operating losses. In the prior period, the deferred tax credited to the income statement of £1,084 million was after offset of a £293 million deferred tax charge in respect of net operating losses.
Deferred tax assets in respect of capital losses, trading losses and non-trade deficits have not been recognised as their future recovery is uncertain or not currently anticipated. The deferred tax assets not recognised are as follows:

	2019	2018
	£m	£m
Capital losses	1,470	510
Non-trade deficits	4	4
Trading losses	5	4

The capital losses arose in the UK on disposal of certain businesses or assets, some of which were agreed with HMRC in the current period. They are available to carry forward indefinitely but can only be offset against future capital gains. The UK non-trade deficits arose prior to 1 April 2017 and therefore can only be offset against future non-trade profits.
At 31 March 2019 and 31 March 2018, there were no recognised deferred tax liabilities for taxes that would be payable on the unremitted earnings of the Group’s subsidiaries or its associates as there are no significant corporation tax consequences of the Group’s UK, US or overseas subsidiaries or associates paying dividends to their parent companies. There are also no significant income tax consequences for the Group from the payment of dividends by the Group to its shareholders.